Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and dividend income:
Interest and fees on loans	$ 32,397	$ 39,310	$ 43,719
Interest and dividends on investment securities:
Taxable	6,018	6,168	7,496
Tax-exempt	2,894	3,827	5,296
Dividends on Federal Reserve and Federal Home Loan Bank stock	130	122	111
Interest on interest-bearing deposits in other banks	136	139	114
Total interest and dividend income	41,575	49,566	56,736
Interest expense:
Interest on deposits	6,085	10,385	19,220
Interest on borrowings	804	1,853	2,865
Total interest expense	6,889	12,238	22,085
Net interest income	34,686	37,328	34,651
Provision for loan losses	51,803	40,550	11,062
Net interest income (loss) after provision for loan losses	(17,117)	(3,222)	23,589
Non-interest income:
Trust and farm management fees	1,073	1,148	1,334
Service charges on deposit accounts	4,033	3,969	3,961
Other service charges	1,674	1,593	1,954
Gain on sales of securities available-for-sale	2,693	722	1,781
Brokerage fee income	684	754	857
Mortgage servicing rights impairment	(1,017)	(110)	(185)
Mortgage banking income, net	2,104	2,383	2,462
Bank-owned life insurance income	904	910	941
Other operating income	438	123	139
Total non-interest income	12,586	11,492	13,244
Non-interest expense:
Salaries and employee benefits	18,388	18,211	18,011
Occupancy	2,661	2,635	2,598
Equipment expense	3,065	3,117	3,071
Federal insurance assessments	2,714	2,519	2,584
Goodwill impairment losses	0	0	24,521
Intangible assets amortization	657	807	816
Data processing	1,330	1,327	1,290
Marketing	605	696	751
Other real estate expenses, net	3,998	2,586	1,064
Loan collection expenses	3,127	691	581
Write-down of land held-for-sale	80	110	0
Other operating expense	5,307	4,454	4,272
Total non-interest expense	41,932	37,153	59,559
Loss before income taxes	(46,463)	(28,883)	(22,726)
Income tax expense (benefit)	7,887	(11,904)	(1,600)
Net loss	(54,350)	(16,979)	(21,126)
Dividends on preferred shares	0	1,255	1,178
Dividends in arrears on preferred shares	1,254	0	0
Accretion of preferred stock discount	30	28	25
Net loss available to common stockholders	$ (55,634)	$ (18,262)	$ (22,329)
Loss per share:
Basic net loss per common share available to common stockholders	$ (16.71)	$ (5.52)	$ (6.76)
Diluted net loss per common share available to common stockholders	$ (16.71)	$ (5.52)	$ (6.76)
Basic weighted average shares outstanding	3,329,523	3,311,291	3,301,016
Diluted weighted average shares outstanding	3,329,523	3,311,291	3,301,479